Expense Example - FidelityStockSelectorAllCapFund-RetailPRO - FidelityStockSelectorAllCapFund-RetailPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750